B. Summary of Significant Accounting Policies - Fair Value (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Warrant liability	$ 0	$ 19,319
Fair Value Inputs Level 1 Member
Warrant liability	0	0
Fair Value Inputs Level 2 Member
Warrant liability	0	0
Fair Value Inputs Level 3 Member
Warrant liability	$ 0	$ 19,319